FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Contingent Consideration Arrangements
Number of contingent consideration arrangements related to business acquisitions	5
Number of contingent consideration arrangements related to business acquisitions with expected payments	2
Contingent Consideration Arrangements
Contingent Consideration Arrangements
Contingent consideration payments maximum	$ 87.8
Fair value of contingent consideration	$ 19.4
Discount rate	12.00%	12.00%
Contingent Consideration Arrangements | Accrued expenses and other current liabilities
Contingent Consideration Arrangements
Fair value of contingent consideration	$ 19.0	$ 0.0
Contingent Consideration Arrangements | Other long-term liabilities
Contingent Consideration Arrangements
Fair value of contingent consideration	$ 0.4	$ 29.0